Investment in Associates and joint ventures - Summary of Financial Information of Material Associate Investment (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Barclay associate [member]
Disclosure of associates [line items]
Net asset percentage	19.90%	19.90%